Revenue (As Restated)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue (As Restated)

2. Revenue

Disaggregated Revenue

We disaggregate revenue into the following revenue categories:

	Three Months Ended March 31,
$ in thousands	2022	2021
Project revenue	$1,991	$—
Services revenue	53	516
Revenue from contracts with customers	2,044	516
Grant revenue	1,495	—
Total revenue	$3,539	$516

Project revenue consists of amounts recognized under contracts with customers for the development, construction and delivery of commercial-scale concentrated solar energy facilities. Services revenue consists of amounts recognized under contracts with customers for the provision of engineering, R&D or other similar services in our field of expertise. Revenue recognized during 2022 and 2021 includes commercial, non-governmental customers in Australia and Europe.

Under a commercial-scale demonstration agreement (the “Project Agreement”) executed with a customer in March 2022, Heliogen will complete the engineering, procurement, and construction of a new 5 MWe concentrated solar energy facility to be built in Mojave, California (the “Facility”) for the customer’s use in testing, research and development. The Facility is expected to serve as a fully operational model for the customer’s use in demonstrating the Company’s technology and product offerings at a commercial scale to aid in the development, engineering, and construction of larger, commercial scale facilities under separate agreements between the Company and the customer or other third-party customers. Pursuant to the Project Agreement, the customer will pay up to $50.0 million to Heliogen to complete the Facility. The total transaction price for the Project Agreement is $45.5 million reflecting a reduction in contract price for the fair value of the Project Warrants (defined and discussed further in Note 3) granted to the customer in connection with the Project Agreement. The Project Agreement modified and replaced a limited notice to proceed executed in October 2021 with the same customer under which $0.9 million of revenue was recognized in 2021. The Company recognized a contract loss of $32.9 million during the three months ended March 31, 2022 related to the Project Agreement. The contract loss recognized during the first quarter reflects the Company’s estimate as of March 31, 2022 of the full expected loss on the design, engineering, and construction of the Facility given consideration expected to be realized under the Project Agreement (net of the fair value of the Project Warrants) and the Company’s award from the U.S. Department of Energy’s Solar Energy Technology Office (the “DOE Award”). During the three months ended, the Company recognized grant revenue and costs of grant revenue under the DOE Award of $1.5 million related to costs incurred during the period that are reimbursable under the DOE Award.

Performance Obligations and Contract Liabilities

Revenue recognized under contracts with customers relate solely to the performance obligations satisfied in 2022 with no revenue recognized from performance obligations satisfied in prior periods. On March 31, 2022, we had approximately $43.8 million of transaction price allocated to remaining performance obligations through 2025. During the three months ended March 31, 2022, we recognized provisions for contract losses of $33.7 million related to three contracts as estimated costs to satisfy performance obligations for the remainder of those contracts exceeded consideration to be received from the customers. We recognized no provisions for contract losses during the three months ended March 31, 2021.

As of March 31, 2022 and December 31, 2021, our contract liabilities were $7.9 million and $0.5 million, respectively. Activity included in contract liabilities during the first quarter of 2022 consisted of additions for deferred revenue of $9.7 million offset by revenue recognized of $2.0 million, and other activity of $0.3 million.

We recognized revenue of $0.2 million for the three months ended March 31, 2022, which was previously included in the contract liability balance at December 31, 2021.

Accounts Receivable

As of March 31, 2022, our receivables of $13.7 million included $10.6 million accounts receivables related to our contracts with customers, which consisted of trade receivables of $0.9 million and unbilled receivables of $9.7 million. Additionally, our receivables included $2.9 million related to amounts reimbursable to the Company under the DOE Award.

As of December 31, 2021, our receivables of $3.9 million included $2.1 million accounts receivables related to our contracts with customers which consisted of trade receivables of $0.9 million and unbilled receivables of $1.2 million. Additionally, our receivables included $1.4 million related to amounts reimbursable to the Company under the DOE Award.

4. Revenue (As Restated)

Disaggregated Revenue

We disaggregate revenue into the following revenue categories:

	Years ended December 31,
$ in thousands	2021 (As Restated)	2020
Project revenue	$900	$—
Services revenue	6,462	200
Grant revenue	1,442	—
Total revenue	$8,804	$200

Project revenue consists of amounts recognized under contracts with customers for the development, construction and delivery of commercial-scale concentrated solar energy facilities. Services revenue consists of amounts recognized under contracts with customers for the provision of engineering, R&D or other similar services in our field of expertise. Revenue recognized during 2021 and 2020 included non-governmental customers in Australia and Europe.

In the fourth quarter of 2021, the Company finalized a $39.0 million award (the “DOE Award”) with the U.S. Department of Energy’s Solar Energy Technology Office (the “DOE”), of which $3.9 million will be paid directly by the DOE to another party providing services under the DOE Award at the Company’s direction. Under the DOE Award, the Company will apply up to $35.1 million in funds received under the DOE Award pursuant to budget periods defined in the DOE Award through 2024 as reimbursement for costs incurred in completing the tasks specified in the DOE Award that are part of the commercial scale facility being constructed for a third-party customer pursuant to a separate customer contract. The amount and timing of funds received under the DOE Award will be determined by reimbursable costs, including permitted indirect costs, incurred in completing specific tasks. The DOE Award contains certain terms and conditions which requires the Company to comply with government regulations related to accounting and reporting and requires the Company to perform the tasks within specified time periods in a satisfactory manner. Noncompliance with any of the terms or conditions under the DOE Award could impact the Company’s ability to receive all funds allocated under the DOE Award or could result in the recapture of amounts paid to the Company by the DOE. Management has evaluated the recapture provisions with the DOE Award and concluded that it is not probable that the recapture provisions will be triggered. Both the Company and DOE can terminate the DOE Award for convenience. Under such a termination, the Company will be permitted to seek reimbursement of valid costs incurred, including permitted indirect costs, through the date of termination. Amounts reimbursable under the DOE Award for the year ended December 31, 2021 and presented as grant revenue were approximately $1.4 million related to which the Company recognized $3.2 million of incurred costs presented as cost of grant revenue.

Performance Obligations

Revenue recognized under contracts with customers relates solely to the performance obligations satisfied in 2021 with no revenue recognized from performance obligations satisfied in prior periods. We expect to recognize revenue of approximately $3.4 million through 2023 for the remaining work over the noncancelable term under our existing contracts with customers. During the year ended December 31, 2021, we recognized provisions for contract losses of $0.5 million related to two contracts with customers as estimated costs to satisfy performance obligations exceeded consideration to be received, of which we amortized $0.1 million as a reduction to cost of sales incurred during 2021.

Accounts Receivable and Contract Assets

As of December 31, 2021, our receivables of $3.9 million included $2.1 million accounts receivables related to our contracts with customers which consisted of trade receivables of $0.9 million and contract assets of $1.2 million. Additionally, our receivables included $1.4 million of unbilled amounts related to the DOE Award at December 31, 2021 that were reimbursable to the Company based on qualifying costs incurred during 2021. We had no accounts receivable balance as of December 31, 2020.

Contract Liabilities

As of December 31, 2021, our contract liabilities for contracts with customers were $0.5 million, respectively. Activity included in contract liabilities during the 2021 primarily consisted of additions for deferred revenue of $5.8 million offset by revenue recognized of $5.3 million. We had no contract liability balance as of December 31, 2020.